CAPITALIZED SOFTWARE (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization of Intangible Assets	$ 806	$ 476	$ 1,448
Freight App Inc [Member]
Amortization of Intangible Assets	$ 285,069	$ 515,985